Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Financial Assets
Other financial assets as of December 31, 2018 and 2019 are as follows:

( In millions of won )	December 31, 2018		December 31, 2019
Current assets
Financial assets at fair value through profit or loss
Derivatives(*)	~~W~~	13,059	34,036
Financial assets at fair value through other comprehensive income
Debt instruments
Government bonds	~~W~~	106	6
Financial asset carried at amortized cost
Deposits	~~W~~	17,020	9,585
Short-term loans		16,116	21,623
Lease receivables		—	5,695

	~~W~~	33,136	36,903

	~~W~~	46,301	70,945

Non-current assets
Financial assets at fair value through profit or loss
Equity instruments
Intellectual Discovery, Ltd.	~~W~~	4,598	1,104
Kyulux, Inc.		2,460	1,889
Fineeva Co., Ltd.		286	4
ARCH Venture Fund Vlll, L.P.		6,337	6,302
Sierra Ventures Fund XII, L.P.		—	580

	~~W~~	13,681	9,879

Convertible bonds	~~W~~	1,327	1,544
Derivatives(*)		—	15,640

	~~W~~	15,008	27,063

Financial assets at fair value through other comprehensive income
Debt instruments
Government bonds	~~W~~	55	70
Financial assets carried at amortized cost
Deposits	~~W~~	74,103	21,451
Long-term loans		55,048	40,827
Lease receivables		—	22,099

	~~W~~	129,151	84,377

	~~W~~	144,214	111,510

(*)	Represents valuation gain from currency interest rate swap contracts related to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.
Other financial assets of related parties as of December 31, 2018 is

~~W~~

2,000 million.